Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Condensed Statement of Income and Comprehensive Income [Line Items]
Revenues
Operating expenses
General and administrative
Income from operations
Equity method income	610,432	165,925
Interest expense
Income before income tax provision	610,432	165,925
Income tax expense
Net income attributable to MaxsMaking Inc.	610,432	165,925
Other comprehensive income/(loss)
Foreign currency translation difference	280,847	(108,280)
Comprehensive income attributable to MaxsMaking Inc.	$ 891,279	$ 57,645